Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2022	2023
	$	$
Raw materials	5,779	5,276
Work in process	301	199
Finished goods	79	1,098
	6,159	6,573
Less: provision	(1,924)	(3,017)

Inventories, net	4,235	3,556